General and administration costs (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and administration costs [Abstract]
Professional fees	$ 17,508	$ 12,644	$ 8,138
Acquisition transaction costs	8,177	0	0
U.S. listing costs	9,077	0	0
IT infrastructure, hosting and support	6,669	5,218	2,888
Travel, conferences and entertainment	6,413	5,184	2,514
Rent and insurance	4,250	3,411	2,097
Marketing and sponsorship	$ 3,992	$ 2,680	$ 2,718